Earnings Per Share - Calculation of EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic EPS
Net loss attributable to shareholders	$ (92,938)	$ (39,135)	$ (69,503)	$ (7,567)	$ 61,453
Basic weighted average shares outstanding	30,839,870	27,870,539	27,906,742	27,779,339	27,623,415
Diluted weighted average shares outstanding	30,839,870	27,870,539	27,906,742	27,779,339	28,197,409
Basic net income per share	$ (3.01)	$ (1.40)	$ (2.49)	$ (0.27)	$ 2.22
Diluted net income per share	$ (3.01)	$ (1.40)	$ (2.49)	$ (0.27)	$ 2.18
Diluted EPS
Net (loss) income attributable to shareholders			$ (69,503)	$ (7,567)	$ 61,453
Dilutive effect of restricted stock units					573,993